Risk management - Significant concentration of credit risk (Details) - Financial assets past due but not impaired [member] - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial risk management [Line Items]
Financial assets	$ 695,927	$ 343,770
Less than 3 months overdue [member]
Disclosure of detailed information about financial risk management [Line Items]
Financial assets	171,896	332,249
Between 3 and 6 months overdue [member]
Disclosure of detailed information about financial risk management [Line Items]
Financial assets	67,985	7,103
More than 6 months overdue [member]
Disclosure of detailed information about financial risk management [Line Items]
Financial assets	$ 456,046	$ 4,418